UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       December 31, 2008
                                                     ------------------


Check here if Amendment [  ]: Amendment Number:
                                                     ---------------------------

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Glenview Capital Management, LLC
Address:          767 Fifth Avenue, 44th Floor
                  New York, NY 10153


Form 13F File Number:   028-10134
                      --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mark Horowitz
Title:            Chief Operating Officer and General Counsel
Phone:            212-812-4700

Signature, Place and Date of Signing:


      /s/ Mark Horowitz            New York, New York     February 17, 2009
-----------------------------      ------------------     -----------------
            [Signature]               [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                0
                                                      -------------------------

Form 13F Information Table Entry Total:                          38
                                                      -------------------------

Form 13F Information Table Value Total:                     $2,935,329
                                                      -------------------------
                                                          (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      None

                                                   GLENVIEW CAPITAL MANAGEMENT, LLC
                                                               FORM 13F
                                                   QUARTER ENDED DECEMBER 31, 2008

                                                             VALUE     SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)     PRN AMT  PRN CALL DSCRETN MANAGERS     SOLE   SHARED    NONE
------------------------------ ---------------- --------- --------   ---------- --- ---- ------- --------   -------- -------- -----
-----------------------------------------------------------------------------------------------------------------------------------
ADVENT SOFTWARE INC                  COM        007974108      303       15,174  SH        SOLE              15,174
-----------------------------------------------------------------------------------------------------------------------------------
AETNA INC NEW                        COM        00817Y108  244,987    8,596,022  SH        SOLE           8,596,022
-----------------------------------------------------------------------------------------------------------------------------------
AMDOCS LTD                           ORD        G02602103   79,548    4,349,247  SH        SOLE           4,349,247
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN TOWER CORP                  CL A       029912201   23,430      799,120  SH        SOLE             799,120
-----------------------------------------------------------------------------------------------------------------------------------
AMERISOURCEBERGEN CORP               COM        03073E105  190,938    5,354,389  SH        SOLE           5,354,389
-----------------------------------------------------------------------------------------------------------------------------------
ARVINMERITOR INC                     COM        043353101    9,084    3,187,212  SH        SOLE           3,187,212
-----------------------------------------------------------------------------------------------------------------------------------
BLOCKBUSTER INC                      CL B       093679207    1,346    2,071,400  SH        SOLE           2,071,400
-----------------------------------------------------------------------------------------------------------------------------------
BURLINGTON NORTHN SANTA FE C         COM        12189T104    4,596       60,700  SH        SOLE              60,700
-----------------------------------------------------------------------------------------------------------------------------------
CIGNA CORP                           COM        125509109  119,374    7,084,504  SH        SOLE           7,084,504
-----------------------------------------------------------------------------------------------------------------------------------
CSX CORP                             COM        126408103    7,614      234,500  SH        SOLE             234,500
-----------------------------------------------------------------------------------------------------------------------------------
CVS CAREMARK CORPORATION             COM        126650100  137,246    4,775,440  SH        SOLE           4,775,440
-----------------------------------------------------------------------------------------------------------------------------------
DONNELLEY R R & SONS CO              COM        257867101   52,954    3,899,441  SH        SOLE           3,899,441
-----------------------------------------------------------------------------------------------------------------------------------
EBAY INC                             COM        278642103  115,381    8,265,115  SH        SOLE           8,265,115
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC ARTS INC                  COM        285512109   16,040    1,000,000  SH        SOLE           1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
FIBERTOWER CORP                NOTE 9.000%11/1  31567RAC4    3,943   19,000,000  PRN       SOLE                                NONE
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY NATL INFORMATION SV         COM        31620M106  173,189   10,644,675  SH        SOLE          10,644,675
-----------------------------------------------------------------------------------------------------------------------------------
FIRST AMERN CORP CALIF               COM        318522307   35,383    1,224,739  SH        SOLE           1,224,739
-----------------------------------------------------------------------------------------------------------------------------------
FISERV INC                           COM        337738108   14,867      408,783  SH        SOLE             408,783
-----------------------------------------------------------------------------------------------------------------------------------
LENDER PROCESSING SVCS INC           COM        52602E102   22,352      758,969  SH        SOLE             758,969
-----------------------------------------------------------------------------------------------------------------------------------
LIFE TECHNOLOGIES CORP               COM        53217V109   10,576      453,718  SH        SOLE             453,718
-----------------------------------------------------------------------------------------------------------------------------------
MACROVISION SOLUTIONS CORP           COM        55611C108   75,255    5,949,033  SH        SOLE           5,949,033
-----------------------------------------------------------------------------------------------------------------------------------
MCKESSON CORP                        COM        58155Q103  148,262    3,828,090  SH        SOLE           3,828,090
-----------------------------------------------------------------------------------------------------------------------------------
MCKESSON CORP                        COM        58155Q103   45,543    1,175,900  SH CALL   SOLE           1,175,900
-----------------------------------------------------------------------------------------------------------------------------------
NALCO HOLDING COMPANY                COM        62985Q101   37,118    3,216,489  SH        SOLE           3,216,489
-----------------------------------------------------------------------------------------------------------------------------------
NORFOLK SOUTHERN CORP                COM        655844108    4,658       99,000  SH        SOLE              99,000
-----------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC                     COM NEW      629377508   66,438    2,847,760  SH        SOLE           2,847,760
-----------------------------------------------------------------------------------------------------------------------------------
OMNICARE INC                         COM        681904108  249,548    8,989,488  SH        SOLE           8,989,488
-----------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA INC                       COM NEW      74157K846    5,419    2,497,052  SH        SOLE           2,497,052
-----------------------------------------------------------------------------------------------------------------------------------
RELIANT ENERGY INC                   COM        75952B105   52,211    9,033,082  SH        SOLE           9,033,082
-----------------------------------------------------------------------------------------------------------------------------------
TERRESTAR CORP                       COM        881451108      362      905,926  SH        SOLE             905,926
-----------------------------------------------------------------------------------------------------------------------------------
THERMO FISHER SCIENTIFIC INC         COM        883556102  144,381    4,237,773  SH        SOLE           4,237,773
-----------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD BERMUDA                SHS        G9143X208   33,798    1,564,710  SH        SOLE           1,564,710
-----------------------------------------------------------------------------------------------------------------------------------
UNION PAC CORP                       COM        907818108    4,589       96,000  SH        SOLE              96,000
-----------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC               COM        91324P102  244,309    9,184,545  SH        SOLE           9,184,545
-----------------------------------------------------------------------------------------------------------------------------------
VERISIGN INC                         COM        92343E102   63,951    3,351,755  SH        SOLE           3,351,755
-----------------------------------------------------------------------------------------------------------------------------------
VIRGIN MEDIA INC                     COM        92769L101   19,960    4,000,000  SH        SOLE           4,000,000
-----------------------------------------------------------------------------------------------------------------------------------
WELLPOINT INC                        COM        94973V107  275,281    6,534,090  SH        SOLE           6,534,090
-----------------------------------------------------------------------------------------------------------------------------------
WILLIS GROUP HOLDINGS LTD            SHS        G96655108  201,095    8,082,595  SH        SOLE           8,082,595
-----------------------------------------------------------------------------------------------------------------------------------